INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit, uncertain tax position				$ 4,700
Cash payments of income taxes, net	$ 8,481	$ 7,153	$ 6,766
Operating loss carryforwards	164,600
Carryforwards that may begin to expire	$ 100
Carryforward expiration period	10 years
Period of cumulative losses incurred	3 years
Deferred tax assets, valuation allowance recognized	$ 3,700
Valuation allowance, release	1,000
Deferred tax assets, valuation allowance	40,808	37,066
Unrecognized tax benefits	4,922	5,669	7,283	$ 10,893
Unrecognized tax benefits that would impact effective tax rate	4,300
Unrecognized tax benefit that would be recognized as net operating loss carryforward	600
Unrecognized tax benefits, income tax penalties and interest expense	300	(300)	$ (100)
Increase (decrease) unrecognized tax benefits	2,600	3,100
Unrecognized tax benefits, income tax penalties and interest accrued	1,400	$ 900
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,600
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 162,000